Net gain or loss on financial instruments at fair value through profit or loss mandatorily measured at fair value	12 Months Ended
Dec. 31, 2021
Disclosure of gains (losses) on financial instruments at fair value through profit or loss [Abstract]
Net gain or loss on financial instruments at fair value through profit or loss mandatorily measured at fair value
33. NET GAIN OR LOSS ON FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS MANDATORILY MEASURED AT FAIR VALUE

(1)	Details of gains or losses related to net gain or loss on financial instruments at FVTPL are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020	2021
Gain on financial instruments at fair value through profit or loss measured at fair value	58,692	422,374	325,649
Gain (loss) on financial instruments at fair value through profit or loss designated as upon initial recognition	(33,237)	(665)	102

Total	25,455	421,709	325,751

(2) Details of net gain or loss on financial instruments at fair value through profit or loss measured at fair value are as follows (Unit: Korean Won in millions):

			For the years ended December 31
			2019	2020	2021
Financial assets at FVTPL	Securities	Gain on transactions and valuation	186,394	142,551	249,803
		Loss on transactions and valuation	(80,306)	(122,506)	(197,172)

		Sub-total	106,088	20,045	52,631

	Loans	Gain on transactions and valuation	1,556	15,299	24,674
		Loss on transactions and valuation	(21)	(8,087)	(6,770)

		Sub-total	1,535	7,212	17,904

	Other financial assets	Gain on transactions and valuation	3,963	10,902	17,034
		Loss on transactions and valuation	(3,570)	(10,257)	(12,370)

		Sub-total	393	645	4,664

	Sub-total		108,016	27,902	75,199

Derivatives (Held for trading)	Interest rate derivatives	Gain on transactions and valuation	1,507,254	1,727,585	2,020,004
		Loss on transactions and valuation	(1,615,833)	(1,998,824)	(1,746,752)

		Sub-total	(108,579)	(271,239)	273,252

	Currency derivatives	Gain on transactions and valuation	6,872,513	12,562,354	9,685,798
		Loss on transactions and valuation	(6,855,447)	(11,906,353)	(9,715,260)

		Sub-total	17,066	656,001	(29,462)

	Equity derivatives	Gain on transactions and valuation	839,196	1,835,497	1,754,671
		Loss on transactions and valuation	(796,336)	(1,825,372)	(1,744,294)

		Sub-total	42,860	10,125	10,377

	Other derivatives	Gain on transactions and valuation	695	—	64
		Loss on transactions and valuation	(1,366)	(415)	(3,781)

		Sub-total	(671)	(415)	(3,717)

	Sub-total		(49,324)	394,472	250,450

	Total		58,692	422,374	325,649

(3)	Details of net gain (loss) on financial instruments at fair value through profit or loss designated as upon initial recognition are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020	2021
Gain (loss) on equity-linked securities	(33,237)	(665)	102